iShares Core High Dividend ETF
iSHARES® CORE HIGH DIVIDEND ETF Ticker: HDV Stock Exchange: NYSE Arca
Investment Objective
The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Core High Dividend ETF	[1]	0.12%	none	none	0.12%
[1]	The expense information in the table has been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
iShares Core High Dividend ETF	12	39	68	154

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Morningstar® Dividend Yield Focus IndexSM (the “Underlying Index”), which offers exposure to high quality U.S.-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities, or The NASDAQ Stock Market. The Underlying Index is a subset of the Morningstar® US Market IndexSM (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). The Underlying Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.'s (“Morningstar”) proprietary index methodology. Stocks in the Underlying Index represent the top 75 yielding stocks meeting the screening requirements. The Morningstar index methodology determines “company quality” in accordance with the Morningstar Economic MoatTM rating system, in which companies are expected to earn above-average profits and sustain their dividend. Stocks in the Underlying Index are designated as having a rating of either “narrow” or “wide” based on the strength of the company’s competitive advantage. Additionally, companies are screened for “financial health” using Morningstar’s Distance to Default measure, a quantitative option pricing approach that estimates a company’s probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of “narrow” or “wide” and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies. For those companies that are not assigned a Morningstar Economic Moat rating, these companies must demonstrate a Morningstar Distance to Default score in the top 30% of eligible dividend-paying companies. Additionally, each constituent’s dividend must be deemed to be qualified income.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods, healthcare and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Morningstar.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Consumer Goods Industry Risk. The consumer goods industry may be affected by changes in social trends and consumer demands. Many consumer goods are sold internationally and companies that sell such products may be affected by market conditions in other countries and regions.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than those of other asset classes.

Healthcare Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, and may have an adverse impact on the Fund and its shareholders.

Investment Strategy Risk. While the index methodology attempts to screen companies for inclusion in the Underlying Index based on competitive advantage and financial health, there is no guarantee that the securities in the Underlying Index or in the Fund's portfolio will increase in value or that they will not decline in value.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.
Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the “Prospectus”).
Year by Year Returns (Years Ended December 31)
[1]	The Fund's total return for the six months ended June 30, 2014 was 9.03%.

The best calendar quarter return during the period shown above was 12.20% in the 1st quarter of 2013; the worst was -2.72% in the 4th quarter of 2012.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns		One Year	Since Fund Inception	Inception Date
iShares Core High Dividend ETF		23.61%	16.39%	Mar. 29, 2011
iShares Core High Dividend ETF Return After Taxes on Distributions	[1]	22.64%	15.72%
iShares Core High Dividend ETF Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.08%	12.93%
iShares Core High Dividend ETF Morningstar ® Dividend Yield Focus Index℠ (Index returns do not reflect deductions for fees, expenses, or taxes)		24.15%	16.95%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.